Retirement Benefit Obligations - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Other payable	€ 226,000,000	€ 461,000,000
Employer contributions payable including estimated minimum funding payments	112,000,000
Republic of Ireland [member] | Contracted Payments (on a discounted basis) [member]
Disclosure of defined benefit plans [Line Items]
Contractual payments to defined benefit scheme	18,000,000	35,000,000	€ 52,000,000
United Kingdom [member] | Contracted Payments (on a discounted basis) [member]
Disclosure of defined benefit plans [Line Items]
Contractual payments to defined benefit scheme	16,000,000	20,000,000	€ 21,000,000
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Gains losses arising from past service credit net defined benefit liability asset	€ 81,000,000
Percentage before reduction conversion factor on retirement accumulated savings	6.40%
Percentage after reduction conversion factor on retirement accumulated savings	5.00%
Funded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	€ 175,000,000	444,000,000
Unfunded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	202,000,000	147,000,000
Defined contribution pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Other payable	€ 78,000,000	€ 89,000,000